Risk Management - Schedule of Measurement Financial Instruments Denominated in a Foreign Currency (Details) - ZAR (R) R in Thousands	Feb. 28, 2025	Feb. 29, 2024
Schedule of Measurement Financial Instruments Denominated in a Foreign Currency [Line Items]
Total strengthening	R (92,388)	R (11,219)
Total weakening	92,388	11,219
USD [Member]
Schedule of Measurement Financial Instruments Denominated in a Foreign Currency [Line Items]
Total strengthening	(87,680)	(5,621)
Total weakening	87,680	5,621
EUR [Member]
Schedule of Measurement Financial Instruments Denominated in a Foreign Currency [Line Items]
Total strengthening	(1,478)	(8,931)
Total weakening	1,478	8,931
SGD [Member]
Schedule of Measurement Financial Instruments Denominated in a Foreign Currency [Line Items]
Total strengthening	(3,230)	3,333
Total weakening	R 3,230	R (3,333)